PREPAYMENT AND OTHER CURRENT ASSETS, NET AND OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
Prepayment And Other Current Assets Net And Other Non-current Assets Net
PREPAYMENT AND OTHER CURRENT ASSETS, NET AND OTHER NON-CURRENT ASSETS, NET

6. PREPAYMENT AND OTHER CURRENT ASSETS, NET AND OTHER NON-CURRENT ASSETS, NET

Prepayment and other current assets, net consisted of the following as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Prepayment and other current assets, net
Advances to suppliers	10,585,100	-	-
Prepaid marketing and business development expenses (i)	719,286	12,450,100	1,596,166
Prepaid professional fees (ii)	-	2,598,468	333,137
Other receivable	-	14,502	1,859
Other deposit	3,850	-	-
	11,308,236	15,063,070	1,931,162

Other non-current assets, net consisted of the following as of December 31, 2024, and December 31, 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Other non-current assets, net
Rental deposits	122,412	-	-

i.	Prepaid marketing and business development expenses represent prepayments made by the Company for marketing and business development activities. As of December 31, 2025, the Company’s prepaid marketing and business development expenses totalling HK$12,450,100. These amounts are expected to be recognized as selling and marketing expenses in the next financial year, as the associated performance obligations are satisfied and services are received.

ii.	Prepaid professional fees represent prepayments made by the Company driven by post-IPO strategic initiatives. As of December 31, 2025, the Company’s prepaid professional fees totaled HK$2,598,468. These amounts are expected to be recognized as general and administrative expenses in the next financial year, as the associated performance obligations are satisfied and services are received.